Nationwide Life Insurance Company: • Nationwide Variable Account-13

Prospectus supplement dated December 3, 2007 to
Prospectus dated May 1, 2007

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective immediately, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Legg Mason Partners Variable Portfolios I, Inc.
•	Legg Mason Partners Variable Large Cap Growth Portfolio: Class II